CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (UNAUDITED) - USD ($)	Total	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Class A Common Stock	Class B Common Stock
Balance, shares at Sep. 30, 2021						17,298,307	3,020,969
Balance, amount at Sep. 30, 2021	$ 62,678,952	$ 8,865,199	$ 315,808	$ 394,556	$ 122,564	$ 47,965,683	$ 5,015,142
Net income for the period	1,000,786	0	0	1,000,786	0	0	0
Appropriation to statutory reserve	0	0	142,101	(142,101)	0	0	0
Foreign currency translation gain	1,208,367	0	0	0	1,208,367	$ 0	$ 0
Balance, shares at Mar. 31, 2022						17,298,307	3,020,969
Balance, amount at Mar. 31, 2022	64,888,105	8,865,199	457,909	1,253,241	1,330,931	$ 47,965,683	$ 5,015,142
Balance, shares at Sep. 30, 2022						20,062,658	3,020,969
Balance, amount at Sep. 30, 2022	63,782,326	8,865,199	524,723	2,415,349	(6,532,472)	$ 54,278,472	$ 4,231,055
Net income for the period	(4,171,178)			(4,171,178)	0
Appropriation to statutory reserve	0	0	8,537	(8,537)	0	0	0
Foreign currency translation gain	3,767,765	0	0	0	3,767,765	$ 0	0
Issuance of ordinary shares for private placement, net, shares						10,514,018
Issuance of ordinary shares for private placement, net, amount	18,000,000	0	0	0	0	$ 18,000,000	0
Issuance of ordinary shares for acquisition, shares						8,819,520
Issuance of ordinary shares for acquisition, amount	18,373,771	0	0	0	0	$ 18,373,771	0
Issuance of ordinary shares and warrants, net, shares						15,069,674
Issuance of ordinary shares and warrants, net, amount	7,820,433	0	0	0	0	$ 7,820,433	0
Issuance of ordinary share for services, shares						2,000,000
Issuance of ordinary share for services, amount	1,100,000	0	0	0	0	$ 1,100,000	$ 0
Balance, shares at Mar. 31, 2023						56,465,870	3,020,969
Balance, amount at Mar. 31, 2023	$ 108,673,117	$ 8,865,199	$ 533,260	$ (1,764,366)	$ (2,764,707)	$ 99,572,676	$ 4,231,055